Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings/(loss) per share
Income/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings					$ 668	$ (33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share					20,000	20,000
Earnings/(loss) per share:
Basic and diluted earnings/(loss) per share, US$	$ (1,000)	$ 520	$ (1,590)	$ 206	$ 33,000	$ (1,685,000)
Dilutive Effect Of Instruments On Number Of Ordinary Shares					0	0